Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Related Party Transactions

10. Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company (since April 29, 2013).

Weibo Interactive	Investee accounted for under the equity method until May 2013 and wholly owned under common control thereafter.

The following sets forth significant related party transactions with the Company:

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Transactions with SINA
Revenue billed through SINA(1)	$851	$4,057	$22,114
Deemed contribution from SINA(2)	$13,092	$61,176	$—
Legal transfer of Weibo Interactive and recognition of due to SINA(3)	$10,080	$—	$—
Legal transfer of Weibo Funds and recognition of due to SINA(4)	$17,506	$22,565	$—
Costs and expenses allocated from SINA(5)	$44,305	$42,360	$24,678
Interest expense on amount due to SINA	$6,709	$2,838	$—
Repayment of amount due to SINA(6)	$159,816	$276,614	$2,863

(1)	For the years ended December 31, 2013, 2014 and 2015, the Group billed $0.9 million, $4.1 million and $22.1 million to third parties through SINA.

(2)

The $13.1 million in deemed contribution from SINA in 2013 included $4.6 million related to the step-up acquisition of Weibo Interactive and $8.5 million related to the waived interest expense payable to SINA (see Note 1). The $61.2 million in deemed contribution from SINA in 2014 represented the discount borne by SINA upon the settlement of investor options (see Note 3).

(3)	The $10.1 million related to the consideration paid to SINA in exchange for 100% equity interest in Weibo Interactive in December 2013 (see Note 1).

(4)	The $17.5 million and $22.6 million for fiscal 2013 and 2014 related to the amount paid by SINA for the Weibo Funds. (see Note1).

(5)

Costs and expenses allocated from SINA represented the charge for certain services provided by SINA’s affiliates and charged to the Company using actual cost allocation based on proportional utilization (see Note 1). In addition to the allocated costs and expenses, SINA also billed $29.4 million for other costs and expenses associated with Weibo business in 2015.

(6)	For the year ended December 31, 2014, the Company repaid approximately $276.6 million for a loan and related interests to SINA (see Note 3).

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$49,135	$107,587	$143,650
Deemed contribution from Alibaba(7)	$—	$15,300	$—
Services provided by Alibaba	$—	$128	$4,515

(7)	The $15.3 million for the year ended December 31, 2014, represents the discount borne by Alibaba upon the settlement of investor options (see Note 3).

On April 29, 2013, affiliated entities of SINA, including the Group’s subsidiary, entered into a strategic collaboration with affiliated entities of Alibaba to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo’s users. The strategic collaboration was entered into on a separate agreement from those relating to the investment in Weibo by Alibaba. For the years ended December 31, 2013, 2014 and 2015, the Group recorded advertising and marketing services revenue under the strategic collaboration with Alibaba amounting to $49.1 million, $107.6 million and $137.4 million, respectively.  The strategic collaboration agreement with Alibaba expired in January 2016. Although the Group is discussing areas of collaboration with the various business units of Alibaba and expects to continue to work with Alibaba in the area of social commerce and other areas, the Group does not expect to renew its strategic collaboration arrangement.

The following sets forth the outstanding balance due to or from related parties:

	As of December 31,
	2014	2015
	(In thousands)
Amount due to SINA	$24,279	$12,188
Accounts receivable due from SINA(8)	$3,151	$31
Accounts receivable due from Alibaba	$64,725	$54,052

(8)

The Group settles customer and supplier balances with SINA when the third-parties settle such amount with SINA. Any uncollectible losses arising from the accounts receivable due from SINA are passed on to the Group.

For the years ended December 31, 2013, 2014 and 2015, advertising and marketing revenues generated from other related parties were $2.3 million, $27.6 million and $29.2 million, and other revenues from other related parties were nil, $1.5 million and $2.1 million, respectively. For the years ended December 31, 2013, 2014 and 2015, the Group received promotional services from other related parties amounting to approximately $0.9 million, $11.2 million and $7.8 million, respectively. As of December 31, 2014 and 2015, the amount due from other related parties was $15.4 million and $33.9 million,  respectively. As of December 31, 2014 and 2015, the amount due to related parties was$5.8 million and $16.0 million, respectively.